Raw Materials and Consumables Used (Tables)	12 Months Ended
Dec. 31, 2024
RAW MATERIALS AND CONSUMABLES USED.
Schedule of Raw Materials and Consumables Used

	For the years ended December 31,
	2024	2023	2022
Raw materials and consumables used	ThCh$	ThCh$	ThCh$
Energy purchases	(1,915,342,460)	(1,785,282,844)	(1,885,218,041)
Fuel consumption	(334,665,363)	(536,292,557)	(587,063,837)
Gas	(329,031,898)	(519,490,872)	(441,848,645)
Oil (*)	(5,633,465)	(16,801,685)	(45,657,067)
Coal (*)	—	—	(99,558,125)
Energy transmission cost	(356,220,770)	(321,591,798)	(295,519,943)
Gas sales costs	(176,143,032)	(243,391,369)	(519,475,247)
Other variable supplies and services	(123,197,289)	(109,026,891)	(112,246,999)
Total raw materials and consumables used	(2,905,568,914)	(2,995,585,459)	(3,399,524,067)

(*) In 2022, it includes an impairment loss of ThCh$50,136,749 related to the discontinuation of the Bocamina II power plant. For the same reason, it also includes an impairment loss associated with diesel oil of ThCh$1,076,839. For further information, see Note 16.c.iv.